OTHER LONG-TERM LIABILITIES - Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	$ 414	$ 426	$ 128
Share-based compensation (recovery) expense	(146)	134	355
Cash payment for stock options surrendered	(5)	(6)	(7)
Transferred to common shares	(120)	(154)	(117)
(Recovered from) charged to Oil Sands Mining and Upgrading, net	(19)	14	67
Balance – end of year	124	414	426
Less: current portion	92	348	368
Non-current liabilities from share-based payment arrangements	32	66	58
Performance Share Units
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Share-based compensation (recovery) expense	$ 13	$ 5	$ 0